Income Tax (Benefit) Expense	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Income Tax (Benefit) Expense

Note 6 Income Tax (Benefit) Expense

This note provides an analysis of the Company’s income tax expense (benefit), the amounts are recognized directly in equity and how the tax expense (benefit) is affected by non-assessable and non-deductible items. It also explains significant estimates made in relation to the Company’s tax position.

	Twelve Months Ended December 31,	Six Months Ended December 31,	Twelve Months Ended June 30,
(in U.S. Dollars)	2023	2022	2022	2021
(a) Numerical reconciliation of income tax expense to prima facie tax payable
Loss before income tax expense	$(46,448,210)	$(27,864,014)	$(51,860,307)	$(13,444,392)
Tax at the Australian tax rate of 30% (2022: 30%)	(13,934,463)	(8,359,204)	(12,965,077)	(3,495,542)
Tax effect of amounts which are not tax deductible (taxable) in calculating taxable income:
Share-based payments	1,262,386	1,087,931	3,153,550	1,152,043
Government grants	507,207	104,079	49,458	—
Unrealized foreign exchange gain	—	(7,459)	38,172	—
Entertainment	9,375	7,524	13,107	8,078
Other non-deductible amounts	—	68,801	727,362	41,930
Other non-assessable amounts	—	—	3,099	(29,054)
Difference in overseas tax rate	2,232,607	670,144	(560,684)	(34,381)
Adjustments for current tax of prior periods	(102,522)	(292,141)	—	(69,263)
Adjustment to deferred tax assets and liabilities for tax losses and temporary differences not recognized	9,825,461	6,720,325	9,541,013	2,426,189
Income tax (benefit) expense	$(199,949)	$—	$—	$—
(b) Tax losses
Unused tax losses for which no deferred tax asset has been recognized	$115,482,188	$82,326,319	$85,249,412	$29,859,509
Potential tax benefit	$34,644,656	$24,697,896	$21,312,383	$7,763,472
(c) Tax expense (income) recognized directly in equity
Aggregate current and deferred tax arising in the reporting period and not recognized in net profit or loss or other comprehensive income but directly debited or credited to equity:
Deferred tax: Share issue costs	$—	$—	$—	$—

	Twelve Months Ended December 31,	Six Months Ended December 31,	Twelve Months Ended June 30,
(in U.S. dollars)	2023	2022	2022	2021
(d) Deferred tax assets
The balance comprises temporary differences attributable to:
Tax losses	$34,644,656	$24,697,896	$21,312,353	$7,464,877
Exploration and evaluation assets	365,919	522,068	545,211	698,209
Business capital costs	1,566,275	2,143,430	1,733,648	1,158,716
Other non-current assets	8,116,735	4,759,740	2,055,471	—
Right of use asset	92,858	79,151	58,650	196,284
Unrealized exchange loss on borrowings	259,804	433,514	213,791	23,319
Accrued expenses	98,303	307,811	468,644	238,363
Other	21,438	19,686	330,510	302,081
Total deferred tax assets	45,165,988	32,963,296	26,718,278	10,081,849
Set-off of deferred tax liabilities pursuant to set-off provisions	(4,970,299)	(2,913,574)	(1,495,735)	(1,012,471)
Deferred tax assets not recognized	(39,994,325)	(30,049,722)	(25,222,543)	(9,069,378)
Net deferred tax assets	$201,364	$—	$—	$—
(e) Deferred tax liabilities
The balance comprises temporary differences attributable to:
Other non-current assets	$(4,162,691)	$(2,031,711)	$(351,147)	$(888,812)
Prepayments	(224,008)	(215,967)	(1,144,588)	(123,659)
Unrealized exchange loss on borrowings	(583,600)	(665,896)	—	—
Total deferred tax liabilities	(4,970,299)	(2,913,574)	(1,495,735)	(1,012,471)
Set-off of deferred tax liabilities pursuant to set-off provisions	4,970,299	2,913,574	1,495,735	1,012,471
Net deferred tax liabilities	$—	$—	$—	$—

Deferred tax assets are only recognized for deductible temporary differences and unused tax losses if it is probable that future taxable amounts will be available to utilize those temporary differences and losses. An amount of $201,364 has been recognized in relation to the deferred tax assets of NOVONIX Corp, as it has been determined that future taxable amounts will be available to utilize temporary differences.

Unused losses which have not been recognized as an asset, will only be obtained if:

•
the Company derives future assessable income of a nature and of an amount sufficient to enable the losses to be realized,
•
the Company continues to comply with the conditions for deductibility imposed by the law,
•
no changes in tax legislation adversely affect the Company in realizing the losses.

Offsetting within Tax Consolidated Entity

NOVONIX Limited and its wholly-owned Australian subsidiaries have applied the tax consolidation legislation which means that these entities are taxed as a single entity. As a consequence, the deferred tax assets and deferred tax liabilities of these entities have been offset in the consolidated financial statements.